Note 3 - Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Revenue
Distribution	$168,351	$605,943	$630,974	$1,055,344
Installation	22,165	—	176,165	—
	$190,516	$605,943	$807,139	$1,055,344
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Gross profit (loss)	$148,146	$55,313	$(252,219)	$72,686
Distribution	8,120	—	(59,375)	—
Installation	$156,265	$55,313	$(311,594)	$72,686
	September 30, 2015	December 31, 2014
Assets
Distribution	$826,087	$2,560,940
Installation	263	—
	$826,350	$2,560,940